Investments in Associates and Joint Ventures - Balance sheet information (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Investments in associates and joint ventures
Current assets	$ 81,576,823	$ 73,258,950
Non-current assets	217,530,708	220,483,131
Total assets	299,107,531	293,742,081
Current liabilities	34,370,918	56,669,522
Non-current liabilities	120,606,708	140,548,495
Total liabilities	154,977,626	197,218,017
Cash and cash equivalents	51,130,992	25,828,215			$ 29,058,093	$ 27,452,265
Investments accounted for using the equity method
Investments in associates and joint ventures
Current assets	181,740	159,619
Non-current assets	796,426	651,674
Total assets	978,166	811,293
Current liabilities	101,167	75,110
Non-current liabilities	891,263	788,200
Total liabilities	992,430	863,310
Net assets	(14,264)	(52,017)
Goodwill, purchase price allocation and other adjustments	113,837	113,837
Long-term loans granted to GTAC, net	853,163	755,973
Carrying amount of the Group's interest in joint ventures	952,736	817,793
TelevisaUnivision (formerly known as UH II)
Investments in associates and joint ventures
Current assets			$ 2,444,700	$ 2,579,100
Non-current assets			15,764,400	11,729,470
Total assets			18,209,100	14,308,570
Current liabilities			1,405,000	691,600
Non-current liabilities			13,600,800	10,619,970
Total liabilities			15,005,800	11,311,570
Net assets			3,203,300	2,997,000
Cash and cash equivalents			538,600	647,000
Current financial liabilities			60,100	54,000
Non-current financial liabilities			$ 628,100	$ 631,437
Associated other than UHI II
Investments in associates and joint ventures
Current assets	17,896	196,110
Non-current assets	39,213	118,207
Total assets	57,109	314,317
Current liabilities	26,952	154,957
Non-current liabilities	1,295	23,459
Total liabilities	28,247	178,416
Net assets	28,862	135,901
Goodwill, purchase price allocation and other adjustments	23,002	29,002
Adjustments for differences in accounting policies	$ 51,864	$ 164,903